Divestitures (Major Classes Of Assets and Liabilities Of Discontinued Operations) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Revenue earning vehicles, net	$ 80	$ 37	$ 322
Assets held for sale	0	1,811	0
LIABILITIES
Liabilities held for sale	0	1,431	0
The Hertz Corporation
ASSETS
Cash and cash equivalents		3
Restricted cash and cash equivalents		68
Receivables, net		207
Prepaid expenses and other assets		28
Revenue earning vehicles, net		1,432
Property and equipment, net		6
Operating lease right-of-use assets		2
Intangible assets, net		29
Goodwill		36
Assets held for sale	0	1,811	0
LIABILITIES
Accounts payable		76
Accrued liabilities		19
Accrued taxes, net		3
Vehicle debt		1,327
Operating lease liabilities		6
Liabilities held for sale	$ 0	$ 1,431	$ 0